Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill [abstract]
Goodwill

14. Goodwill

	Subscription and licensing business	Smart music learning business	Music events and performances business	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost and net carrying amount at January 1, 2020	—	—	—	—
Acquisition from business combinations (Note 8)	1,610	—	235,615	237,225
Cost and net carrying amount at December 31, 2020, January 1, 2021, and December 31, 2021	1,610	—	235,615	237,225
Acquisition from business combinations (Note 8)	—	764	—	764
Accumulated impairment loss	(1,610)	—	(235,615)	(237,225)
Cost and net carrying amount at December 31, 2022	—	764	—	764

Impairment testing of goodwill

The Group performed its annual impairment test at the end of each year in 2022 and 2021. As at December 31, 2022, the impact of global COVID-19 pandemic and the ongoing economic uncertainty, indicating a potential impairment of goodwill.

Goodwill acquired through business combinations is allocated to the following CGUs for impairment testing:

●	Subscription and licensing business; and

●	Smart music learning business; and

●	Music events and performances business

Subscription and licensing business

The recoverable amount of the CGU is determined based on a value-in-use calculation using cash flow projections based on financial budgets covering a five-year period approved by senior management. The pre-tax discount rate of capital applied to the cash flow projections is 19.7% as at December 31, 2021 and 15.86% as at December 31, 2022. The growth rate used to extrapolate the cash flows beyond the five-year period is 3% as at December 31, 2021 and 2022.

The following describes management’s key assumptions in its subscription and licensing business CGU cash flow projections:

Budgeted cash flows – the basis used to determine the budgeted cash flows is based on management’s expectation of the business development.

Discount rate – the discount rate used is before tax and reflects specific risks relating to the relevant unit.

Terminal growth rate – the growth rate is based on management’s expectation of the long-term forecast growth rate of the business.

Based on the result of the impairment testing of goodwill, in the opinion of the directors, full impairment provision was considered necessary for the Group’s goodwill allocated to the subscription and licensing business CGU as at December 31, 2022. The impairment charge is recorded within other losses in the statement of profit or loss.

Smart music learning business

The recoverable amount of the CGU is determined based on a value-in-use calculation using cash flow projections based on financial budgets covering a five-year period approved by senior management. The pre-tax discount rate of capital applied to the cash flow projections is 19.7% as at December 31, 2021 and 14.47% as at December 31, 2022. The growth rate used to extrapolate the cash flows beyond the five-year period is 3% as at December 31, 2021 and 2022.

The following describes management’s key assumptions in its smart music learning business CGU cash flow projections:

Budgeted cash flows – the basis used to determine the budgeted cash flows is based on management’s expectation of the business development.

Discount rate – the discount rate used is before tax and reflects specific risks relating to the relevant unit. A rise in the pre-tax discount rate to 24.88% (i.e., +10.41%) in the smart music learning business CGU would result in impairment.

Terminal growth rate – the growth rate is based on management’s expectation of the long-term forecast growth rate of the business. A reduction by 10.2% in the long-term growth rate would result in impairment.

Based on the result of the impairment testing of goodwill, in the opinion of the directors, no impairment provision was considered necessary for the Group’s goodwill allocated to the smart music learning business CGU as at December 31, 2022.

Music events and performances business

The recoverable amount of the CGU is determined based on a value-in-use calculation using cash flow projections based on financial budgets covering a five-year period approved by senior management. The pre-tax discount rate of capital applied to the cash flow projections is 21.7% as at December 31, 2021 and 13.56% as at December 31, 2022. The terminal growth rate used to extrapolate the cash flows beyond the five-year period is 3% as at December 31, 2021 and 2022.

The following describes the management’s key assumptions in its music events and performances business CGU cash flow projections:

Budgeted cash flows – the basis used to determine the budgeted cash flows is based on management’s expectation of the business development.

Discount rate – the discount rate used is before tax and reflects specific risks relating to the relevant unit.

Terminal growth rate – the growth rate is based on management’s expectation of the long-term forecast growth rate of the business.

Based on the result of the impairment testing of goodwill, in the opinion of the directors, full impairment provision was considered necessary for the Group’s goodwill allocated to the Music events and performances business CGU as at December 31, 2022. The impairment charge is recorded within other losses in the statement of profit or loss.